Trade and Other Payables	12 Months Ended
Mar. 31, 2020
Trade And Other Payables
Trade and Other Payables
20	TRADE AND OTHER PAYABLES

	As At March 31
	2020	2019
	(in thousands)
Trade accounts payable(*)	$21,030	$25,299
Accruals and other payables (includes creditors for content assets of $ 29,937 (2019: $16,139))	43,809	32,888
Contract liability (deferred revenue)	9,827	12,260
Accrued interest	3,106	2,395
Value added taxes and other taxes payable	13,169	10,645
	$90,941	$83,487

(*) Includes settlement of payables through issuance of shares (Refer note 27). and de-recognition of financial liabilities arising on assignment and novation transaction [Refer note 31]

The carrying amount of trade and other payables are considered a reasonable approximation of fair value.